Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,958	$ 1,520
Ordinary shares, par value	$ 0.1	$ 0.1
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, issued	22,516,223	22,516,223
Ordinary shares, outstanding	18,435,699	18,565,949
Treasury stock, ordinary shares	4,080,524	3,950,274